UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

      This Amendment (Check only one):      |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Brevan Howard Asset Management LLP
Address:   2nd Floor
           Almack House
           28 King Street
           London SW1Y 6XA
           United Kingdom

Form 13F File Number:  028-12590
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Vernon
Title:     Managing Member of Brevan Howard Asset Management LLP
Phone:     0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon            London, United Kingdom      November 16, 2009
-------------------------------   ----------------------      -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                 ----------------------------

Form 13F Information Table Entry Total:                      50
                                                 ----------------------------

Form 13F Information Table Value Total:                   $972,688
                                                 ----------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



           None


                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                               FORM 13F
                                                   Quarter Ended September 30, 2009
-----------------------------------------------------------------------------------------------------------------------------------
                                    CLASS                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                    -----                    -----    -------    ---  ----  ----------  -----    ------------------
NAME OF ISSUER                      TITLE       CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE   SHARED NONE
--------------                      -----       -----      ---------  -------    ---  ----  ----------  ------   ----   ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ALLIS CHALMERS ENERGY INC       COM PAR $.01NW  019645506     5,379  1,233,825    SH           SOLE           1,233,825
-----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                        COM       054303102     1,698     50,000    SH           SOLE              50,000
-----------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A              SP ADR PFD NEW  059460303    34,609  1,740,000    SH           SOLE           1,740,000
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION           COM       060505104     1,692    100,000    SH           SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
CAL DIVE INTL INC DEL                 COM       12802T101     1,304    131,883    SH           SOLE             131,883
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                        COM NEW     131347304     3,456    300,000    SH           SOLE             300,000
-----------------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC DEL                   COM       149123101     5,133    100,000    SH   PUT     SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                      COM       166764100    19,932    283,000    SH           SOLE             283,000
-----------------------------------------------------------------------------------------------------------------------------------
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH 167250109     3,803    203,600    SH           SOLE             203,600
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                         COM       172967101     1,210    250,000    SH           SOLE             250,000
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                         COM       172967101     1,210    250,000    SH  CALL     SOLE             250,000
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA ENTERPRISES INC             COM       191219104       428     20,000    SH           SOLE              20,000
-----------------------------------------------------------------------------------------------------------------------------------
COMMTOUCH SOFTWARE LTD              SHS NEW     M25596202     3,356  1,045,567    SH           SOLE           1,045,567
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                        COM       20825C104    19,961    442,000    SH           SOLE             442,000
-----------------------------------------------------------------------------------------------------------------------------------
COSAN LTD                            SHS A      G25343107     3,786    479,200    SH           SOLE             479,200
-----------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC                          SHS       G2554F105       865     20,000    SH           SOLE              20,000
-----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN          COM       25271C102    10,935    114,482    SH           SOLE             114,482
-----------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                      COM       30231G102    19,897    290,000    SH           SOLE             290,000
-----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER AG                     COM       H27178104     4,148    130,000    SH           SOLE             130,000
-----------------------------------------------------------------------------------------------------------------------------------
GAMESTOP CORP NEW                    CL A       36467W109     1,324     50,000    SH  CALL     SOLE              50,000
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC               COM       38141G104     1,152      6,250    SH           SOLE               6,250
-----------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON BANCSHARES INC             COM       446150104     2,573    546,352    SH           SOLE             546,352
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS          COM       459200101     2,990     25,000    SH   PUT     SOLE              25,000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX                IBOXX INV CPBD  464287242   270,798  2,538,416    SH           SOLE           2,538,416
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX                MSCI EMERG MKT  464287234   315,482  8,108,000    SH  CALL     SOLE           8,108,000
-----------------------------------------------------------------------------------------------------------------------------------
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106    39,490  1,959,800    SH           SOLE           1,959,800
-----------------------------------------------------------------------------------------------------------------------------------
J CREW GROUP INC                      COM       46612H402     3,582    100,000    SH   PUT     SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS ETF TR             AGRIBUS ETF   57060U605     7,535    195,000    SH           SOLE             195,000
-----------------------------------------------------------------------------------------------------------------------------------
MEAD JOHNSON NUTRITION CO          COM CL A     582839106     1,832     40,621    SH           SOLE              40,621
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC            COM       637071101    12,939    300,000    SH           SOLE             300,000
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR            NAMEN -AKT    H5833N103    21,694    571,500    SH           SOLE             571,500
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                           COM       713448108     1,994     34,000    SH           SOLE              34,000
-----------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY CORP                 COM       716495106     3,058    126,300    SH           SOLE             126,300
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR  71654V408    11,227    244,600    SH           SOLE             244,600
-----------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR  71654V408     6,885    150,000    SH   PUT     SOLE             150,000
-----------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC                  COM       73755L107     9,034    100,000    SH  CALL     SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD  73936B408     2,546    100,000    SH           SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD  73936B408     6,238    245,000    SH  CALL     SOLE             245,000
-----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD                COM       760975102     6,763    100,000    SH  CALL     SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
RTI INTL METALS INC                   COM       74973W107     1,171     47,000    SH           SOLE              47,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI INT-ENERGY  81369Y506    20,382    378,000    SH           SOLE             378,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR            SBI INT-FINL   81369Y605    35,647  2,386,000    SH  CALL     SOLE           2,386,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR            SBI INT-INDS   81369Y704     2,634    100,000    SH  CALL     SOLE             100,000
-----------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR            SBI MATERIALS  81369Y100    12,376    400,000    SH   PUT     SOLE             400,000
-----------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP                          COM       863667101       681     15,000    SH           SOLE              15,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC NEW                 COM       867224107     1,037     30,000    SH           SOLE              30,000
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES OIL FUND LP            UNITS      91232N108    20,737    573,000    SH           SOLE             573,000
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                  COM       949746101       924     32,800    SH           SOLE              32,800
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN REFNG INC                     COM       959319104     3,290    510,000    SH           SOLE             510,000
-----------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC                      COM       98956P102     1,871     35,000    SH           SOLE              35,000
-----------------------------------------------------------------------------------------------------------------------------------